Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance Information

The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,” and, on an average basis, the compensation of our other named executive officers, or “NEOs,” for each of the fiscal years ending December 31, 2025, 2024, and 2023 as such compensation relates to our financial performance for each such fiscal year.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEO’s(1)	Average Compensation Actually Paid to Non-PEO NEO’s(1)(2)(4)	Value of Initial Fixed $100 Investment(5) Based on:		Net Income	Company- Selected Measure
					Total Shareholder Return	Peer Group Total Shareholder Return
2025	$8,892,633	$19,464,894	$5,625,859	$12,036,755	$15.06	*	$0	*
2024	$1,800,723	$(699,229)	$988,395	$(19,975)	$1.62	*	$0	*
2023	$2,071,096	$174,347	$1,176,567	$191,662	$12.91	*	$0	*

____________

*        Not required for smaller reporting companies

(1)      For each of 2025, 2024 and 2023, the PEO is Sergio Traversa, Chief Executive Officer, and the non-PEO NEOs are Maged Shenouda, Chief Financial Officer, and Charles Ence, Chief Accounting and Compliance Officer. Paul Kelly, Chief Operating Officer is included in the 2025 row as a NEO.

(2)      We do not have pensions; therefore, an adjustment to the Summary Compensation Table (SCT) totals related to pension value for any of the years in this table is not needed.

(3)      To calculate Compensation Actually Paid (CAP) for the PEO, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $10,577,552, $(2,499,952) and $(1,896,749) for the years 2025, 2024 and 2023, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.

(4)      To calculate Compensation Actually Paid (CAP) for the non-PEO NEO’s, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $6,414,552, $(1,008,370) and $(954,905) for the years 2025, 2024 and 2023, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.

(5)      Total Shareholder Return assumes $100 was invested on December 31, 2020.

Named Executive Officers, Footnote		For each of 2025, 2024 and 2023, the PEO is Sergio Traversa, Chief Executive Officer, and the non-PEO NEOs are Maged Shenouda, Chief Financial Officer, and Charles Ence, Chief Accounting and Compliance Officer. Paul Kelly, Chief Operating Officer is included in the 2025 row as a NEO.
PEO Total Compensation Amount	[1]	$ 8,892,633	$ 1,800,723	$ 2,071,096
PEO Actually Paid Compensation Amount	[1],[2],[3]	19,464,894	(699,229)	174,347
Non-PEO NEO Average Total Compensation Amount	[1]	5,625,859	988,395	1,176,567
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3],[4]	12,036,755	(19,975)	191,662
Total Shareholder Return Amount	[5]	15.06	1.62	12.91
Peer Group Total Shareholder Return Amount	[5],[6]
Net Income (Loss)		$ 0	$ 0	$ 0
Company Selected Measure Amount	[6]
PEO Name			Sergio Traversa	Sergio Traversa	Sergio Traversa

[1]	For each of 2025, 2024 and 2023, the PEO is Sergio Traversa, Chief Executive Officer, and the non-PEO NEOs are Maged Shenouda, Chief Financial Officer, and Charles Ence, Chief Accounting and Compliance Officer. Paul Kelly, Chief Operating Officer is included in the 2025 row as a NEO.
[2]	To calculate Compensation Actually Paid (CAP) for the PEO, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $10,577,552, $(2,499,952) and $(1,896,749) for the years 2025, 2024 and 2023, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.
[3]	We do not have pensions; therefore, an adjustment to the Summary Compensation Table (SCT) totals related to pension value for any of the years in this table is not needed.
[4]	To calculate Compensation Actually Paid (CAP) for the non-PEO NEO’s, adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining CAP for each year. Adjustments to CAP of $6,414,552, $(1,008,370) and $(954,905) for the years 2025, 2024 and 2023, respectively, consisted solely of the change in value of prior years’ award unvested at the respective year end.
[5]	Total Shareholder Return assumes $100 was invested on December 31, 2020.
[6]	Not required for smaller reporting companies